Long-Term Debt, net - Annual loan principal payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	$ 110,299	$ 119,011
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	37,115	44,130
Marquerite I [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	21,230	22,410
S K Shipholding S A Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	26,446
Shankyo Shoji C O Greatsail Shipping S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	24,108	24,930
S K Shipholding S A Olympia Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,400
S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance		27,541
Later than one year and not later than two years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	8,107	8,627
Later than one year and not later than two years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	4,985	5,591
Later than one year and not later than two years [member] | Marquerite I [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,180	1,180
Later than one year and not later than two years [member] | S K Shipholding S A Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,095
Later than one year and not later than two years [member] | Shankyo Shoji C O Greatsail Shipping S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	821	821
Later than one year and not later than two years [member] | S K Shipholding S A Olympia Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	26
Later than one year and not later than two years [member] | S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance		1,095
Later than two years and not later than three years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	35,327	23,135
Later than two years and not later than three years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	32,130	20,039
Later than two years and not later than three years [member] | Marquerite I [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,180	1,180
Later than two years and not later than three years [member] | S K Shipholding S A Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,125
Later than two years and not later than three years [member] | Shankyo Shoji C O Greatsail Shipping S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	830	821
Later than two years and not later than three years [member] | S K Shipholding S A Olympia Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	62
Later than two years and not later than three years [member] | S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance		1,095
Later than three years and not later than four years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	3,341	21,635
Later than three years and not later than four years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance		18,500
Later than three years and not later than four years [member] | Marquerite I [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,180	1,180
Later than three years and not later than four years [member] | S K Shipholding S A Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,168
Later than three years and not later than four years [member] | Shankyo Shoji C O Greatsail Shipping S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	931	830
Later than three years and not later than four years [member] | S K Shipholding S A Olympia Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	62
Later than three years and not later than four years [member] | S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance		1,125
Later than four years and not later than five years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	19,875	3,279
Later than four years and not later than five years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	0	0
Later than four years and not later than five years [member] | Marquerite I [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	17,690	1,180
Later than four years and not later than five years [member] | S K Shipholding S A Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,183
Later than four years and not later than five years [member] | Shankyo Shoji C O Greatsail Shipping S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	940	931
Later than four years and not later than five years [member] | S K Shipholding S A Olympia Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	62
Later than four years and not later than five years [member] | S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance		1,168
Later Than Five Years And Not Later Than Six Years [Member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	43,649	62,275
Later Than Five Years And Not Later Than Six Years [Member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	0	0
Later Than Five Years And Not Later Than Six Years [Member] | Marquerite I [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	0	17,690
Later Than Five Years And Not Later Than Six Years [Member] | S K Shipholding S A Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	21,875
Later Than Five Years And Not Later Than Six Years [Member] | Shankyo Shoji C O Greatsail Shipping S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	20,586	21,527
Later Than Five Years And Not Later Than Six Years [Member] | S K Shipholding S A Olympia Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	$ 1,188
Later Than Five Years And Not Later Than Six Years [Member] | S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance		$ 23,058